Related Party Transactions (Details) (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions
Management and other fees payable	$ 1,530,000	$ 1,274,908
BCZ
Related Party Transactions
Annual management fee as a percentage of total capital commitments	2.00%	2.00%
Management and other fees payable	1,530,007	1,274,136
BCZ | Management fees
Related Party Transactions
Fees charged	950,800	950,800
BCZ | Other fees
Related Party Transactions
Fees charged	$ 28,275	$ 66,057